Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 9,729	$ 4,207